Segment information - Reconciliation of segment Adjusted EBITDA to Group loss before taxes (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment information
Depreciation and amortization	€ (3,801)	€ (4,512)
Operating loss	(21,253)	(21,392)
Financial costs, net	(3,190)	(1,497)
Income tax expenses	(13)	(179)
Loss for the period	(24,456)	(16,928)
Operating segment
Segment information
Reported segment Adjusted EBITDA	2,871	5,290
Reported segment Adjusted EBITDA after corporate expenses	(15,532)	(16,087)
Operating loss	(21,253)	(21,392)
Financial costs, net	(3,190)	(1,497)
Income tax expenses	(13)	(179)
Loss for the period	(24,456)	(23,068)
Corporate
Segment information
Corporate expenses	(18,403)	(21,377)
Depreciation and amortization	(2,825)	(3,308)
Share-based payment income/(expenses)
Segment information
Share-based payment income/(expenses)	(1,920)	1,386
Depreciation and amortization
Segment information
Depreciation and amortization	€ (3,801)	(4,512)
One-off costs
Segment information
One-off costs		€ (2,179)